Shareholder Report, Holdings (Details) - Capital Group Core Equity ETF [Member]	May 31, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.14%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
Communication Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%